Subsequent Events (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Equity Method Investments	¥ 188,199	¥ 279,854
Shanghai Entity [Member]
Subsequent Event [Line Items]
Equity Method Investments Percentage	30.01%
Equity Method Investments	¥ 8,100,000
Payments to fund related parties for land use rights acquisition	1,200,000
Shanghai Entity [Member] | Equity Funds Tranche One [Member]
Subsequent Event [Line Items]
Payments to fund related parties for land use rights acquisition	¥ 975,000
Shanghai Entity [Member] | Wangfu [Member]
Subsequent Event [Line Items]
Equity Method Investments Percentage	45.00%
Shanghai Entity [Member] | Management Entities [Member]
Subsequent Event [Line Items]
Equity Method Investments Percentage	24.99%